CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 187,788	$ 145,051
Operating expenses
Cost of revenue (see note 2.15)	34,053	34,791
Sales and marketing expenses (including related party transactions of $1,011,119 and $2,072,224, see note 13)	6,285,446	6,731,254
General and administrative expenses (including related party transactions of $68,413,399 and $4,830,987, see note 13)	131,430,412	17,986,528
Other operating expenses	255,412	1,156,316
Depreciation and amortization expenses	225,251	242,436
Total operating expenses	138,230,574	26,151,325
Operating loss	(138,042,786)	(26,006,274)
Other (expense) income
Interest expense	(10,557,714)	(4,791,782)
Gain/(loss) on derivatives	19,001,681	0
Gain/(loss) on extinguishment	(44,332,819)	0
Other non-operating income (expense), net	1,329,781	125,366
Total other expenses, net	(34,559,071)	(4,666,416)
Loss before taxes	(172,601,857)	(30,672,690)
Income tax expense	(44,933)	(63,408)
Net loss and comprehensive loss	$ (172,646,790)	$ (30,736,098)
Net loss per share, basic	$ (1.06)	$ (0.2)
Net loss per share, diluted	$ (1.06)	$ (0.2)
Weighted average shares, basic	162,855,146	151,256,853
Weighted average shares, diluted	162,855,146	151,256,853